CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019
Income Statement [Abstract]
Revenues	$ 3,931,411	$ 2,072,511	$ 3,055,776	$ 1,702,271
Cost of revenues	440,536	297,905	398,606	300,837
Gross profit	3,490,875	1,774,606	2,657,170	1,401,434
General and administrative expenses	15,282,596	9,065,950	15,095,111	3,177,924
Loss from operations	(11,791,792)	(7,291,344)	(12,437,941)	(1,776,490)
Other income (expense)
Interest expense	(31,783)	(144,177)	(177,744)	(46,600)
Other	25,096	17,357	32,717	84,791
Loss before taxes	(11,798,408)	(7,418,164)	(12,582,967)	(1,738,299)
Provision for income taxes
Net loss			(12,582,967)	(1,738,299)
Net loss attributable to the non-controlling interest				(978)
Net loss attributable to Organicell Regenerative Medicine, Inc.			$ (12,582,967)	$ (1,737,321)
Net loss per common share - basic and dilute	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.00)
Weighted average number of common shares outstanding - basic and diluted	1,040,476,900	599,404,172	670,817,666	466,984,320